Income Taxes - Provision for Income Taxes Attributable to Income (Loss) Before Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Federal:
Current	$ 0	$ 0	$ 0
Deferred	(1,142)	0	0
Provision for federal income taxes on continuing operations	(1,142)	0	0
State:
Current	5,746	1,729	2,156
Deferred	1,175	3,177	108
Provision for state income taxes on continuing operations	$ 6,921	$ 4,906	$ 2,264